Cover	May 04, 2021
Cover [Abstract]
Document Period End Date	May 04, 2021
Entity Registrant Name	Mercury Systems, Inc.
Entity Address, Address Line One	50 Minuteman Road,
Entity Address, City or Town	Andover,
Entity Address, State or Province	MA
City Area Code	978
Local Phone Number	256-1300
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Document Type	8-K
Title of 12(b) Security	Common Stock, par value $0.01
Security Exchange Name	NASDAQ
Entity Tax Identification Number	04-2741391
Entity Incorporation, State or Country Code	MA
Entity Address, Postal Zip Code	01810
Entity File Number	000-23599
Trading Symbol	MRCY
Amendment Flag	false
Entity Central Index Key	0001049521